Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Jan. 30, 2017
Document Creation Date	dei_DocumentCreationDate	Mar. 10, 2017